Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production tools	Other	Total

Cost at January 1, 2021	6.7	6.6	7.8	4.4	25.4
Accumulated Depreciation at January 1, 2021	(0.7)	(2.8)	(3.5)	(1.4)	(8.4)
Net book amount at January 1, 2021	5.9	3.8	4.3	3.0	17.0

Twelve month period ended December 31, 2021
Opening net book amounts	5.9	3.8	4.3	3.0	17.0
Additions	14.3	2.8	4.1	3.5	24.6
Depreciation	(1.1)	(2.7)	(2.1)	(1.1)	(7.1)
Currency translation	(0.1)	0.0	0.0	0.0	(0.2)
Net book value at December 31, 2021	19.0	3.8	6.3	5.3	34.4

Cost at December 31, 2021	20.9	7.3	11.9	7.8	47.9
Accumulated Depreciation at December 31, 2021	(1.9)	(3.5)	(5.6)	(2.5)	(13.5)
Net book amount at December 31, 2021	19.0	3.8	6.3	5.3	34.4

Twelve month period ended December 31, 2022
Opening net book amounts	19.0	3.8	6.3	5.3	34.4
Additions	30.8	4.1	7.9	17.5	60.3
Disposals	(0.4)	(0.1)	(1.3)	—	(1.8)
Depreciation	(3.7)	(2.4)	(5.3)	(2.7)	(14.1)
Currency translation	(1.0)	(0.1)	0.0	(0.4)	(1.5)
Net book value at December 31, 2022	44.7	5.3	7.5	19.7	77.2

Cost at December 31, 2022	49.7	10.7	12.9	24.5	97.8
Accumulated Depreciation at December 31, 2022	(5.0)	(5.4)	(5.3)	(4.9)	(20.6)
Net book amount at December 31, 2022	44.7	5.3	7.5	19.7	77.2